Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	JP CENTURION & PARTNERS PLT
Auditor Firm ID	6723
Auditor Location	Kuala Lumpur, Malaysia
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of financial position of Founder Group Limited and its subsidiaries (collectively referred to as the “Company”) as of December 31, 2025 and 2024 and the related consolidated statement of comprehensive income/(loss), consolidated statement of changes in equity, and consolidated statement of cash flows for each of the years in the three-year period ended December 31, 2025, 2024 and 2023, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, 2024 and 2023, in conformity with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).